Intangible assets other than goodwill	6 Months Ended
Jun. 30, 2012
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS [Abstract]
INTANGIBLE ASSETS OTHER THAN GOODWILL [Text Block]
NOTE 5: INTANGIBLE ASSETS OTHER THAN GOODWILL
Intangible assets as of June 30, 2012 and December 31, 2011 consisted of the following:

	Acquisition Cost	Accumulated Amortization	Net Book Value June 30, 2012
Favorable lease terms	$67,417	$(11,861)	$55,556
Unfavorable lease terms	(5,819)	1,233	(4,586)
Total	$61,598	$(10,628)	$50,970

	Acquisition Cost	Accumulated Amortization	Transfer to Vessel Deposits	Net Book Value December 31, 2011
Purchase options	$3,158	$—	$(3,158)	$—
Favorable lease terms	67,417	(7,538)	—	59,879
Total Intangible assets	70,575	(7,538)	(3,158)	59,879
Unfavorable lease terms	(5,819)	891	—	(4,928)
Total	$64,756	$(6,647)	$(3,158)	$54,951

Amortization (expense)/income of favorable and unfavorable lease terms for the periods ended June 30, 2012 and 2011, is presented in the following table:

	Six Month Period Ended
	June 30, 2012	June 30, 2011
Unfavorable lease terms	$342	$341
Favorable lease terms charter-out	(4,323)	(2,118)
Total	$(3,981)	$(1,777)

The aggregate amortizations of acquired intangibles will be as follows:

Description	Within One Year	Year Two	Year Three	Year Four	Year Five	Thereafter
Favorable lease terms	$(8,646)	$(8,593)	$(5,786)	$(4,933)	$(3,874)	$(23,724)
Unfavorable lease terms	683	683	685	683	683	1,169
Total	$(7,963)	$(7,910)	$(5,101)	$(4,250)	$(3,191)	$(22,555)